Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	ONESPAWORLD HOLDINGS Ltd
Entity Central Index Key	0001758488
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38843
Entity Incorporation, State or Country Code	C5
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Office Number 2
Entity Address, Address Line Two	Pineapple Business ParkAirport Industrial Park
Entity Address, Address Line Three	P.O. Box N-624
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	00000
City Area Code	242
Local Phone Number	322-2670
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value (U.S.), $0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ